Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss before income taxes amount	$ (22,728,577)	$ (13,385,335)
Expected tax amount	(4,773,001)	(2,810,920)
Permanent items amount	36,832	2,859
Partnership differences amount	(48,447)	492,452
Change in valuation allowances – Federal amount	4,122,213	2,640,416
ITC sale accounting	(1,496,000)	0
Unrecognized tax benefit amount	(406,414)	0
Other amount	16,804	562,889
Total income tax (benefit)	$ (2,548,014)	$ 887,696
Expected tax effective rate	21.00%	21.00%
Permanent items effective rate	(0.16%)	(0.02%)
Partnership differences effective rate	0.21%	(3.68%)
Change in valuation allowances – Federal effective rate	(18.14%)	(19.73%)
ITC Sale Accounting	6.58%	0.00%
Unrecognized tax benefit effective rate	1.79%	0.00%
Other effective rate	(0.07%)	(4.20%)
Total income tax (benefit) effective rate	11.21%	6.63%